REVENUE RECOGNITION - Information about receivables and deferred revenue from contracts with customers (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
REVENUE RECOGNITION
Accounts receivable, less allowance of $58 and $- in 2021 and 2020, respectively	$ 940	$ 174
Unbilled receivables	48	0
Deferred revenue	774	158
Long term deferred revenue	$ 340	$ 0